Note 13 - Related Parties' Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	12/31/2024			12/31/2023
Description	Pre-payments / Receivable	Accounts payable	(Expenses) / Income	Pre-payments / Receivable	Accounts payable	(Expenses) / Income
A10 Advisory
CSA	-	-	(344)	-	-	(391)
Miazga
Lease agreements	-	7	(169)	-	42	(16)
Prepaid land lease	-	-	-	96	22	-
Royalties		965	(1,355)
Accounts receivable	-	-	-	121	-	-
Arqueana
Lease agreements	-	176	(121)	-	235	(24)
R-TEK
Services provision	-	-	-	-	-	(2,278)
Tatooine
Loan to related party	18,632	-	2,913	12,957	-	638
Instituto Lítio verde
Accounts payable	-	810	(1,584)	-	-	-
Total	18,632	1,958	(660)	13,174	299	(2,071)

Disclosure of information about key management personnel [text block]
	12/31/2024	12/31/2023
Stock-based compensation, included in operating expenses	2,017	24,337
Salaries, benefits and director's fees, included in general and administrative expenses	1,422	1,152
	3,439	25,489